CONSOLIDATED STATEMENT OF STOCKHOLDERS' EQUITY - USD ($)	Total	Common Stock [Member]	Preferred Stock [Member]	Additional Paid-in Capital [Member]	Noncontrolling Interest [Member]	Retained Earnings [Member]
Balance at Dec. 31, 2013	$ 5,329,271	$ 532		$ 13,231,212	$ (623,000)	$ (7,279,473)
Balance (in shares) at Dec. 31, 2013		53,239,369
Common stock issued for cash and subscription receivables, net	3,857,689	$ 108		3,857,581	0	0
Common stock issued for cash and subscription receivables, net (in shares)		10,820,834
Common stock issued for exercise of warrants	3,643,970	$ 117		3,643,853	0	0
Common stock issued for exercise of warrants (in shares)		11,678,806
Common stock issued for services	918,315	$ 20		918,295	0	0
Common stock issued for services (in shares)		1,963,537
Cashless exercise of options and warrants	0	$ 1		(1)	0	0
Cashless exercise of options and warrants (in shares)		115,315
Warrants, Options and PSU issued for services	1,844,009	$ 0		1,844,009	0	0
Warrants issued for conversion of accrued salary	21,514	0		21,514	0	0
Net loss	(9,750,813)	0		0	0	(9,750,813)
Balance at Dec. 31, 2014	5,863,955	$ 778		23,516,463	(623,000)	(17,030,286)
Balance (in shares) at Dec. 31, 2014		77,817,861
Preferred stock issued for cash	1,750,000		$ 2	1,749,998	0	0
Preferred stock issued for cash (in shares)		0	175,000
Common stock issued for cash and subscription receivables, net	325,000	$ 8		324,992	0	0
Common stock issued for cash and subscription receivables, net (in shares)		812,500
Common stock issued for exercise of warrants	43,941	$ 1		43,940	0	0
Common stock issued for exercise of warrants (in shares)		109,855
Common stock issued for services	$ 682,126	$ 31		682,095	0	0
Common stock issued for services (in shares)	2,300,000	3,101,936
Warrants issued for cancellation of common stock	$ 0	$ (1)		1	0	0
Warrants issued for cancellation of common stock (in shares)		(124,998)
Warrants, Options and PSU issued for services	1,075,749	$ 0		1,075,749	0	0
Net loss	(7,209,145)	0		0	0	(7,209,145)
Balance at Dec. 31, 2015	2,531,626	$ 817	$ 2	27,393,238	(623,000)	(24,239,431)
Balance (in shares) at Dec. 31, 2015		81,717,154	175,000
Common stock issued for services	14,292	$ 1	$ 0	14,291	0	0
Common stock issued for services (in shares)		83,336	0
Common stock issued in settlement of convertible notes and accrued interest	1,078,123	$ 128	$ 0	1,077,995	0	0
Common stock issued in settlement of convertible notes and accrued interest (in shares)		12,834,800	0
Common stock and warrants issued for cash, net of placement costs of $58,794	1,579,082	$ 117	$ 0	1,578,965	0	0
Common stock and warrants issued for cash, net of placement costs of $58,794 (in shares)		11,714,285	0
Common stock issued upon conversion of preferred stock	0	$ 9	$ 0	(9)	0	0
Common stock issued upon conversion of preferred stock (in shares)		900,525	(15,000)
Fair value of warrants issued in settlement of convertible debt and accrued interest	3,205,959	$ 0	$ 0	3,205,959	0	0
Reclassify fair value of liability warrants issued in connection with sale of common stock	(218,786)	0	0	(218,786)	0	0
Warrants and Options issued for services	688,292	0	0	688,292	0	0
Stock based compensation	14,166	0	0	14,166	0	0
Net loss	(8,022,516)	0	0	0	0	(8,022,516)
Balance at Jun. 30, 2016	$ 870,238	$ 1,072	$ 2	$ 33,754,111	$ (623,000)	$ (32,261,947)
Balance (in shares) at Jun. 30, 2016		107,250,100	160,000